UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-02277

 Value Line Income and Growth Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Item I.	Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 6/30/10 is included with this Form.

INVESTMENT ADVISER	EULAV Asset Management, LLC	S E M I – A N N U A L R E P O R T
	220 East 42nd Street	J u n e 3 0 , 2 0 1 0
New York, NY 10017-5891
DISTRIBUTOR	EULAV Securities, Inc.
220 East 42nd Street
New York, NY 10017-5891
CUSTODIAN BANK	State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110
SHAREHOLDER	State Street Bank and Trust Co.
SERVICING AGENT	c/o BFDS
P.O. Box 219729
Kansas City, MO 64121-9729
INDEPENDENT	PricewaterhouseCoopers LLP
REGISTERED PUBLIC	300 Madison Avenue	Value Line Income and Growth Fund, Inc.
ACCOUNTING FIRM	New York, NY 10017
LEGAL COUNSEL	Peter D. Lowenstein, Esq.
496 Valley Road
Cos Cob, CT 06807-0272
DIRECTORS	Joyce E. Heinzerling
Francis C. Oakley
David H. Porter
Paul Craig Roberts
Thomas T. Sarkany
Nancy-Beth Sheerr
Daniel S. Vandivort
OFFICERS	Mitchell E. Appel
President
Howard A. Brecher
Vice President and Secretary
Michael J. Wagner
Chief Compliance Officer
Emily D. Washington
Treasurer

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#00072829

Value Line Income and Growth Fund, Inc.

To Our Value Line Income

To Our Shareholders (unaudited):

Enclosed is your semi-annual report for the six-month period ended June 30, 2010. We encourage you to carefully review this report, which includes economic observations, your Fund’s performance data and highlights, schedule of investments, and financial statements.

The Value Line Income and Growth Fund, Inc, (the “Fund”) had a loss of 3.50% for the first six months of 2010. This compared with a loss of 6.65% for the Standard & Poor’s 500 stock Index(1) an unmanaged equity index, and a total return of 5.43% for the unmanaged Barclays Capital U.S. Government/Credit Bond Index(2).

The first half of 2010 continued to be quite volatile for the US equity markets as worries persist about the possibility of a double-dip recession. High unemployment levels, combined with the conclusion of several government stimulus plans, seem to be muting the growth of the US economy. In addition, the uncertainty associated with fall mid-term elections and the tougher corporate earnings comparisons that lie ahead suggest that we continue to face a challenging investment environment. Given this backdrop, we continue to take a relatively conservative investment stance and currently have just a little over half of the fund’s capital invested in equity securities.

The fixed-income area has posted solid returns so far this year as both interest rates and corporate credits have dropped to historically low levels. While we have been selectively adding to the Fund’s corporate bond holdings, we have been underweighted in the bond sector as a whole in the first part of the year and this has hampered returns. The U.S. still faces a relatively tight credit environment with problem loans in both the commercial and residential areas that still need to be addressed. In addition, it is not clear for how long the US government can rely on foreign investors to support the record low borrowing rates given the large fiscal imbalances the country faces for the foreseeable future. Given this backdrop, we currently have a relatively short average maturity for our fixed income holdings.

We believe that in the current investment setting a well-diversified and balanced approach will produce the best results on a risk/reward basis. Given the tax advantages accorded dividend paying equity securities, and that dividend paying companies tend to have more stable earnings growth, the Fund continues to focus its investments in this area. Currently over 75% of our equity holdings pay a dividend. Preserving capital in the short run, while generating good total returns (income plus growth of capital) over the long term, remains our goal.

As always, we appreciate your continued investment towards your long term goals.

Sincerely,

/s/ Mitchell Appel
Mitchell Appel, President

/s/ Bradley Brooks
Bradley Brooks, Portfolio Manager

(1)
The Standard & Poor’s 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes. It is not possible to directly invest in this index.

(2)
The Barclays Capital US Government/Credit Bond Index consists of government, investment-grade and mortgage-backed bonds and is representative of the broad bond market. This is an unmanaged index and does not reflect charges, expenses or taxes. It is not possible to directly invest in this index.

Value Line Income and Growth Fund, Inc.

and Growth Fund Shareholders

Economic Observations (unaudited)

The recession, which commenced in the latter stages of 2007 and proved long and disruptive, ended last year to all intents and purposes, although the National Bureau of Economic Research, which assigns beginning and ending dates to such downturns, has yet to rule officially on the matter. In all, the business contraction—which produced a succession of quarterly declines in the U.S. gross domestic product along with countless other upheavals—apparently concluded with the restoration of GDP growth in the final half of 2009 and the first three months of this year. The nascent up cycle in this country has been underpinned so far by a positive swing in the inventory cycle, a strengthening in business equipment spending, generally better results on the industrial and consumer fronts, and some selective signs of stability on the housing front—which remains among the weakest links in the economic recovery chain.

Going forward, the upturn should be supported by improving consumer and industrial activity, and further stabilization in the troubled housing sector. It is worth noting that the prospective rate of GDP growth in 2010 is likely to be 3%, or so which is modestly below the historical norm of 3%-4%. The slight underperformance is traceable to lingering softness in the aforementioned housing market and the employment sector. Until those areas show more sustained strength, we may not see the materially higher levels of consumer spending needed for stronger business growth.

The long and painful recession was traceable to several events, beginning with sharp declines in housing construction, home sales, and real estate prices. Other contributing factors included a large reduction in credit availability, a high level of bank failures, increasing foreclosures and bank repossessions, a multi-decade high in the unemployment rate, weak retail activity, and trendless manufacturing. Unfortunately, several of these problems are likely to stay with us for some months yet—notably the aforementioned weakness in housing and job growth. Such prospective difficulties underscore why we expect modestly below-trend rates of GDP growth for now. Encouragingly, though, most business barometers are now either stabilizing or improving.

Meanwhile, one evolving concern, and a reason we are taking a somewhat cautious view of things at the moment, is the deterioration in the outlook across parts of Europe stemming from the proliferation of sovereign-debt worries in Greece, and to a lesser degree in Portugal, Spain, Ireland, and the United Kingdom. True, the European Union recently has fashioned a bailout package for Greece and other troubled nations in the euro zone. However, at this point, it is too soon to gauge whether these ambitious steps will be sufficient to stem the tide of concern on the Continent. It is also premature to make a determination as to whether or not Europe’s woes will have an effect along our shores. Our sense, at this point, is that our own recovery will not be seriously threatened. However, some fallout is likely, especially as the sinking euro makes our exports more costly overseas, potentially reducing a key source of our own prosperity.

Finally, inflation, which moved up sharply last year, following dramatic gains in oil, food, and commodity prices, has now moved onto a more stable and largely benign path. Going forward, we expect pricing to chart an uneven course, with often sizable swings in oil and commodities being the norm, as the economy’s evolving expansion most likely continues. On average, we think prices will increase less sharply over the next year or two than they did before the 2007-2009 recession. Looking further out, we see pricing pressures developing later on in the business up cycle—as is only natural—as demand for labor and materials revives. The Federal Reserve, meanwhile, continues to express support for an accommodative monetary approach. As a result, we now think the Fed is unlikely to raise interest rates until early next year. Once it does opt to tighten, we believe it will do so gingerly. That is because the risks to the sustainability of the up cycle seem too great for the lead bank to move to a materially tighter monetary policy anytime soon—particularly given the volatility in Europe.

Value Line Income and Growth Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 through June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/10	Ending account value 6/30/10	Expenses paid during period 1/1/10 thru 6/30/10*
Actual	$1,000.00	$965.05	$4.87
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01

*
Expenses are equal to the Fund’s annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights. The annualized expense ratio would have been 1.07% gross of nonrecurring legal fee reimbursement.

Value Line Income and Growth Fund, Inc.

Portfolio Highlights at June 30, 2010 (unaudited)

Ten Largest Holdings

Issue	Shares/Principal Amount	Value	Percentage of Net Assets
U.S. Treasury Notes, 3.63%, 02/15/20	$8,000,000	$8,452,496	2.7%
U.S. Treasury Notes, 2.38%, 04/15/11	$6,589,740	$6,699,400	2.1%
U.S. Treasury Notes, 2.00%, 04/15/12	$6,445,740	$6,677,387	2.1%
U.S. Treasury Notes, 4.75%, 03/31/11	$4,000,000	$4,132,500	1.3%
U.S. Treasury Notes, 1.88%, 07/15/15	$3,362,250	$3,602,597	1.1%
U.S. Treasury Notes, 2.50%, 03/31/15	$3,000,000	$3,108,750	1.0%
U.S. Treasury Notes, 3.13%, 05/15/19	$3,000,000	$3,062,577	1.0%
Johnson & Johnson	30,000	$1,771,800	0.6%
National Semiconductor Corp., 6.15%, 06/15/12	$1,500,000	$1,606,393	0.5%
Exxon Mobil Corp.	27,000	$1,540,890	0.5%

Asset Allocation – Percentage of Net Assets

Sector Weightings – Percentage of Total Investment Securities

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (52.3%)

	CONSUMER DISCRETIONARY (5.1%)
7,500	Aaron’s, Inc.	$128,025
7,500	Abercrombie & Fitch Co. Class A	230,175
15,000	AnnTaylor Stores Corp. *	244,050
8,000	Autoliv, Inc. *	382,800
10,000	Bed Bath & Beyond, Inc. *	370,800
12,000	Best Buy Co., Inc.	406,320
15,000	Brinker International, Inc.	216,900
15,000	Burger King Holdings, Inc.	252,600
25,000	Cabela’s, Inc. *	353,500
5,000	Cablevision Systems Corp. Class A	120,050
12,000	Carnival Corp.	362,880
25,000	CBS Corp. Class B	323,250
15,000	Comcast Corp. Class A	246,450
18,000	D.R. Horton, Inc.	176,940
20,000	DIRECTV Class A *	678,400
20,000	DISH Network Corp. Class A	363,000
20,000	Eastman Kodak Co. *	86,800
20,000	Ford Motor Co. *	201,600
4,000	Fortune Brands, Inc.	156,720
20,000	GameStop Corp. Class A *	375,800
18,000	Gannett Co., Inc.	242,280
15,000	Gap, Inc. (The)	291,900
1,000	Garmin Ltd.	29,260
14,000	Goodyear Tire & Rubber Co. (The) *	139,160
12,000	Harley-Davidson, Inc.	266,760
12,000	Harman International Industries, Inc. *	358,680
24,000	Home Depot, Inc.	673,680
14,000	J.C. Penney Company, Inc.	300,720
10,000	Johnson Controls, Inc.	268,700
15,000	KB Home	165,000
18,000	Lennar Corp. Class A	250,380
15,000	Lowe’s Cos, Inc.	306,300
15,000	Macy’s, Inc.	268,500
15,000	Mattel, Inc.	317,400
8,000	McDonald’s Corp.	526,960
11,000	Meritage Homes Corp. *	179,080
4,000	Mohawk Industries, Inc. *	183,040
20,000	Newell Rubbermaid, Inc.	292,800
28,000	News Corp. Class B	387,800

Shares		Value
22,000	Orient-Express Hotels Ltd. Class A *	$162,800
18,000	Penske Auto Group, Inc. *	204,480
20,000	PetSmart, Inc.	603,400
5,000	Phillips-Van Heusen Corp.	231,350
7,000	Polaris Industries, Inc.	382,340
20,000	Pulte Homes, Inc. *	165,600
12,000	Royal Caribbean Cruises Ltd. *	273,240
5,000	Sonic Automotive, Inc. *	42,800
8,000	Sony Corp. ADR	213,440
8,000	Target Corp.	393,360
2,000	Tempur-Pedic International, Inc. *	61,500
9,000	Time Warner Cable, Inc.	468,720
14,000	Time Warner, Inc.	404,740
10,000	TRW Automotive Holdings Corp. *	275,700
5,000	Vivendi ADR	102,100
16,000	Walt Disney Co. (The)	504,000
12,000	Weight Watchers International, Inc.	308,280
10,000	Wolverine World Wide, Inc.	252,200
		16,175,510
	CONSUMER STAPLES (4.5%)
12,000	Archer-Daniels-Midland Co.	309,840
8,000	Bunge Ltd.	393,520
15,000	Campbell Soup Co.	537,450
16,000	Coca-Cola Co. (The)	801,920
8,000	Coca-Cola Femsa, S.A.B. de C.V. ADR	500,720
20,000	ConAgra Foods, Inc.	466,400
25,000	Constellation Brands, Inc. Class A *	390,500
15,000	Corn Products International, Inc.	454,500
20,000	CVS Caremark Corp.	586,400
15,000	Dean Foods Co. *	151,050
6,000	Diageo PLC ADR	376,440
15,000	Dr. Pepper Snapple Group, Inc.	560,850
1,000	Fomento Economico Mexicano S.A.B. de C.V. ADR	43,150
24,000	General Mills, Inc.	852,480
12,000	H.J. Heinz Co.	518,640
12,000	Hormel Foods Corp.	485,760
20,000	Kraft Foods, Inc. Class A	560,000
16,000	Kroger Co. (The)	315,040

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

June 30, 2010

Shares		Value
3,000	Molson Coors Brewing Co. Class B	$127,080
16,000	PepsiCo, Inc.	975,200
10,000	PriceSmart, Inc.	232,300
12,000	Procter & Gamble Co. (The)	719,760
25,000	Safeway, Inc.	491,500
25,000	Sara Lee Corp.	352,500
14,000	Smithfield Foods, Inc. *	208,600
12,000	Spartan Stores, Inc.	164,640
20,000	SUPERVALU, Inc.	216,800
20,000	Sysco Corp.	571,400
20,000	Unilever PLC ADR	534,600
30,000	Wal-Mart Stores, Inc.	1,442,100
		14,341,140
	ENERGY (5.2%)
6,000	Alliance Resource Partners, L.P.	269,820
6,000	Alpha Natural Resources, Inc. *	203,220
1,000	Apache Corp.	84,190
10,000	Arch Coal, Inc.	198,100
10,000	Atwood Oceanics, Inc. *	255,200
1,000	Baker Hughes, Inc.	41,570
10,000	Boardwalk Pipeline Partners L.P.	300,800
1,000	BreitBurn Energy Partners L.P.	14,920
10,000	Bristow Group, Inc. *	294,000
7,000	Cameco Corp.	148,960
16,000	Canadian Natural Resources Ltd.	531,680
20,000	Chevron Corp.	1,357,200
1,000	Compagnie Generale de Geophysique-Veritas ADR *	17,790
10,000	ConocoPhillips	490,900
10,000	CONSOL Energy, Inc.	337,600
12,500	Devon Energy Corp.	761,500
5,000	Diamond Offshore Drilling, Inc.	310,950
10,000	El Paso Corp.	111,100
10,000	EnCana Corp.	303,400
10,000	Energy Transfer Equity, L.P.	337,500
10,000	Energy Transfer Partners L.P.	464,000
17,000	Ensco International PLC ADR	667,760
15,000	Enterprise Products Partners L.P.	530,550
27,000	Exxon Mobil Corp.	1,540,890

Shares		Value
1,000	FMC Technologies, Inc. *	$52,660
5,000	Frontline Ltd.	142,700
14,000	Global Industries Ltd. *	62,860
10,000	Halliburton Co.	245,500
15,000	Helix Energy Solutions Group, Inc. *	161,550
20,000	Marathon Oil Corp.	621,800
2,000	Mariner Energy, Inc. *	42,960
8,000	Murphy Oil Corp.	396,400
10,000	Nabors Industries Ltd. *	176,200
7,000	National-Oilwell Varco, Inc.	231,490
9,000	Newfield Exploration Co. *	439,740
15,000	Noble Corp. *	463,650
3,000	Oceaneering International, Inc. *	134,700
2,000	Overseas Shipholding Group, Inc.	74,080
5,000	Peabody Energy Corp.	195,650
10,000	Pengrowth Energy Trust	91,600
1,000	Petroleo Brasileiro S.A. ADR	34,320
2,000	Plains All American Pipeline, L.P.	117,400
5,000	Plains Exploration & Production Co. *	103,050
6,000	Pride International, Inc. *	134,040
12,000	Rowan Companies, Inc. *	263,280
7,000	Royal Dutch Shell PLC ADR, Class A	351,540
6,000	Schlumberger Ltd.	332,040
18,000	StatoilHydro ASA ADR	344,700
20,000	Stone Energy Corp. *	223,200
15,000	Suncor Energy, Inc.	441,600
6,000	Swift Energy Co. *	161,460
5,000	Tidewater, Inc.	193,600
10,000	Total S.A. ADR	446,400
8,000	Transocean Ltd. *	370,640
		16,624,410
	FINANCIALS (5.7%)
10,000	ACE Ltd.	514,800
10,000	Affiliated Managers Group, Inc. *	607,700
8,000	AFLAC, Inc.	341,360
15,000	AllianceBernstein Holding L.P.	387,600
9,000	Allstate Corp. (The)	258,570
12,000	American Express Co.	476,400

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
11,000	American Financial Group, Inc.	$300,520
15,000	Ameriprise Financial, Inc.	541,950
1,000	Apartment Investment & Management Co. Class A	19,370
5,000	Aspen Insurance Holdings Ltd.	123,700
14,000	Banco Santander Central Hispano S.A. ADR	147,000
50,000	Bank of America Corp.	718,500
500	Bank of America Corp. Series L, 7.25%, Pfd *	454,000
2,000	Bank of Montreal	108,560
12,000	Bank of New York Mellon Corp.	296,280
3,000	Bank of Nova Scotia	138,060
15,000	Berkley (W.R.) Corp.	396,900
3	Berkshire Hathaway, Inc. Class A *	360,000
1,000	Boston Properties, Inc.	71,340
12,000	Charles Schwab Corp. (The)	170,160
75,000	Citigroup, Inc. *	282,000
6,000	CNA Financial Corp. *	153,360
10,000	CNO Financial Group, Inc. *	49,500
2,000	Credit Suisse Group ADR	74,860
2,000	Equity Residential	83,280
10,000	Federated Investors, Inc. Class B	207,100
9,000	First American Financial Corp.	114,120
2,000	Franklin Resources, Inc.	172,380
10,000	Genworth Financial, Inc. Class A *	130,700
4,000	Goldman Sachs Group, Inc. (The)	525,080
8,000	Hartford Financial Services Group, Inc.	177,040
12,000	HCC Insurance Holdings, Inc.	297,120
8,000	Health Care REIT, Inc.	336,960
14,000	Hospitality Properties Trust	295,400
10,000	Host Hotels & Resorts, Inc.	134,800
5,000	Independent Bank Corp.	123,400
14,000	Invesco Ltd.	235,620
18,000	Itau Unibanco Banco Multiplo S.A. ADR	324,180
37,000	JPMorgan Chase & Co.	1,354,570

Shares		Value
14,000	KeyCorp	$107,660
15,000	Knight Capital Group, Inc. Class A *	206,850
20,000	Loews Corp.	666,200
15,000	Manulife Financial Corp.	218,700
10,000	MetLife, Inc.	377,600
8,000	Morgan Stanley	185,680
8,000	Nasdaq OMX Group, Inc. (The) *	142,240
5,000	NYSE Euronext	138,150
12,000	PNC Financial Services Group, Inc.	678,000
17,000	Principal Financial Group, Inc.	398,480
12,000	ProLogis	121,560
6,000	Prudential Financial, Inc.	321,960
1,000	Regency Centers Corp.	34,400
16,000	SLM Corp. *	166,240
7,000	State Street Corp.	236,740
10,000	SunTrust Banks, Inc.	233,000
12,000	TD Ameritrade Holding Corp. *	183,600
5,000	Toronto-Dominion Bank(The)	324,550
15,000	U.S. Bancorp	335,250
14,000	UBS AG *	185,080
7,000	United Bankshares, Inc.	167,580
15,000	Unum Group	325,500
33,000	Wells Fargo & Co.	844,800
1,000	Westpac Banking Corp. ADR	88,580
10,000	XL Group PLC	160,100
		18,352,740
	HEALTH CARE (7.5%)
10,000	Abbott Laboratories	467,800
15,000	Aetna, Inc.	395,700
10,000	Amgen, Inc. *	526,000
10,000	Baxter International, Inc.	406,400
10,000	Becton, Dickinson & Co.	676,200
5,000	Bio-Rad Laboratories, Inc. Class A *	432,450
10,000	Biogen Idec, Inc. *	474,500
5,000	Boston Scientific Corp. *	29,000
20,000	Bristol-Myers Squibb Co.	498,800
12,000	CIGNA Corp.	372,720
30,000	Coventry Health Care, Inc. *	530,400
15,000	Covidien PLC	602,700
20,000	Eli Lilly & Co.	670,000

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

June 30, 2010

Shares		Value
14,000	Forest Laboratories, Inc. *	$384,020
8,000	Genzyme Corp. *	406,160
11,000	Gilead Sciences, Inc. *	377,080
10,000	GlaxoSmithKline PLC ADR	340,100
20,000	Health Net, Inc. *	487,400
7,000	Humana, Inc. *	319,690
15,000	Immucor, Inc. *	285,750
16,000	Inverness Medical Innovations, Inc. *	426,560
30,000	Johnson & Johnson	1,771,800
14,000	Kinetic Concepts, Inc. *	511,140
27,000	King Pharmaceuticals, Inc. *	204,930
10,000	Laboratory Corporation of America Holdings *	753,500
10,000	Life Technologies Corp. *	472,500
15,000	Lincare Holdings, Inc. *	487,650
15,000	Medtronic, Inc.	544,050
14,000	Merck & Co., Inc.	489,580
1,000	Millipore Corp. *	106,650
8,000	Novartis AG ADR	386,560
25,000	PerkinElmer, Inc.	516,750
24,000	Pfizer, Inc.	342,240
20,000	PSS World Medical, Inc. *	423,000
20,000	Quest Diagnostics, Inc.	995,400
20,000	Sanofi-Aventis ADR	601,200
15,000	STERIS Corp.	466,200
10,000	Teleflex, Inc.	542,800
20,000	Teva Pharmaceutical Industries Ltd. ADR	1,039,800
12,500	Thermo Fisher Scientific, Inc. *	613,125
12,000	UnitedHealth Group, Inc.	340,800
17,000	Varian Medical Systems, Inc. *	888,760
20,000	Watson Pharmaceuticals, Inc. *	811,400
15,000	WellCare Health Plans, Inc. *	356,100
6,000	WellPoint, Inc. *	293,580
18,000	Zimmer Holdings, Inc. *	972,900
		24,041,845
	INDUSTRIALS (8.1%)
15,000	ABB Ltd. ADR *	259,200
10,000	AGCO Corp. *	269,700
7,000	Alaska Air Group, Inc. *	314,650
2,000	Alliant Techsystems, Inc. *	124,120
8,000	Avery Dennison Corp.	257,040
5,000	Baldor Electric Co.	180,400
10,000	Barnes Group, Inc.	163,900
11,000	Belden CDT, Inc.	242,000

Shares		Value
6,000	Boeing Co. (The)	$376,500
10,000	Briggs & Stratton Corp.	170,200
10,000	Canadian National Railway Co.	573,800
10,000	Canadian Pacific Railway Ltd.	536,200
4,000	Chart Industries, Inc. *	62,320
20,000	Chicago Bridge & Iron Co. N.V. *	376,200
10,000	Cintas Corp.	239,700
10,000	CIRCOR International, Inc.	255,800
2,000	CNH Global N.V. *	45,300
15,000	Continental Airlines, Inc. Class B *	330,000
10,000	Crane Co.	302,100
6,000	CSX Corp.	297,780
2,000	Cummins, Inc.	130,260
10,000	Curtiss-Wright Corp.	290,400
12,000	Danaher Corp.	445,440
18,000	Delta Air Lines, Inc. *	211,500
6,000	Dover Corp.	250,740
20,000	DryShips, Inc. *	71,400
7,000	Dun & Bradstreet Corp. (The)	469,840
10,000	Dycom Industries, Inc. *	85,500
6,000	Eaton Corp.	392,640
12,000	Emerson Electric Co.	524,280
10,000	Empresa Brasileira de Aeronautica S.A. ADR	209,500
1,000	FedEx Corp.	70,110
5,000	Flowserve Corp.	424,000
6,000	Fluor Corp.	255,000
10,000	Foster Wheeler AG *	210,600
10,000	FTI Consulting, Inc. *	435,900
5,000	G&K Services, Inc. Class A	103,250
8,000	General Cable Corp. *	213,200
10,000	General Dynamics Corp.	585,600
75,000	General Electric Co.	1,081,500
5,000	Goodrich Corp.	331,250
12,000	Harbin Electric, Inc. *	199,800
15,000	Hexcel Corp. *	232,650
10,000	Honeywell International, Inc.	390,300
8,000	Illinois Tool Works, Inc.	330,240
10,000	Ingersoll-Rand PLC	344,900
16,000	Interface, Inc. Class A	171,840
8,000	ITT Corp.	359,360
20,000	JetBlue Airways Corp. *	109,800
2,000	Kennametal, Inc.	50,860

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
20,000	Koninklijke Philips Electronics N.V.	$596,800
8,000	L-3 Communications Holdings, Inc.	566,720
5,000	Lincoln Electric Holdings, Inc.	254,950
5,000	Lockheed Martin Corp.	372,500
15,000	McDermott International, Inc. *	324,900
5,000	Monster Worldwide, Inc. *	58,250
10,000	Mueller Water Products, Inc. Class A	37,100
7,000	Navistar International Corp. *	344,400
7,000	Norfolk Southern Corp.	371,350
12,000	Northrop Grumman Corp.	653,280
5,000	Owens Corning, Inc. *	149,550
12,000	Pall Corp.	412,440
9,000	Parker Hannifin Corp.	499,140
12,000	Pentair, Inc.	386,400
8,000	Raytheon Co.	387,120
15,000	Republic Services, Inc.	445,950
10,000	Rockwell Automation, Inc.	490,900
10,000	Rockwell Collins, Inc.	531,300
12,000	Ryder System, Inc.	482,760
1,000	Siemens AG ADR	89,530
15,000	Southwest Airlines Co.	166,650
12,000	TBS International PLC Common Stock *	73,560
1,000	Terex Corp. *	18,740
15,000	Textron, Inc.	254,550
16,000	Thomas & Betts Corp. *	555,200
10,000	Trinity Industries, Inc.	177,200
12,000	Tyco International Ltd.	422,760
8,000	Union Pacific Corp.	556,080
7,000	United Technologies Corp.	454,370
18,000	Waste Management, Inc.	563,220
12,000	Watts Water Technologies, Inc. Class A	343,920
12,500	WESCO International, Inc. *	420,875
		25,821,035
	INFORMATION TECHNOLOGY (7.8%)
18,000	Accenture PLC Class A	695,700
7,500	Adobe Systems, Inc. *	198,225
20,000	Amdocs Ltd. *	537,000
15,000	Analog Devices, Inc.	417,900
8,000	Anixter International, Inc. *	340,800
5,000	Apple, Inc. *	1,257,650

Shares		Value
20,000	Arrow Electronics, Inc. *	$447,000
15,000	Automatic Data Processing, Inc.	603,900
10,000	Avid Technology, Inc. *	127,300
20,000	Avnet, Inc. *	482,200
20,000	AVX Corp.	256,400
8,000	Blackboard, Inc. *	298,640
20,000	BMC Software, Inc. *	692,600
15,000	CA, Inc.	276,000
15,000	Celestica, Inc. *	120,900
20,000	Check Point Software Technologies Ltd. *	589,600
31,000	Cisco Systems, Inc. *	660,610
9,000	Cognizant Technology Solutions Corp. Class A *	450,540
10,000	CommScope, Inc. *	237,700
16,000	Computer Sciences Corp.	724,000
9,000	CoreLogic, Inc.	158,940
15,000	Corning, Inc.	242,250
15,000	CSG Systems International, Inc. *	274,950
18,000	Dell, Inc. *	217,080
22,000	DST Systems, Inc.	795,080
30,000	EMC Corp. *	549,000
1,500	Google, Inc. Class A *	667,425
10,000	Harmonic, Inc. *	54,400
10,000	Harris Corp.	416,500
24,000	Hewlett-Packard Co.	1,038,720
2,500	IAC/InterActiveCorp *	54,925
40,000	Intel Corp.	778,000
12,000	International Business Machines Corp.	1,481,760
5,000	International Rectifier Corp. *	93,050
2,000	Itron, Inc. *	123,640
15,000	Jabil Circuit, Inc.	199,500
14,500	LaserCard Corp. *	64,670
11,000	Lender Processing Services, Inc.	344,410
15,000	Lexmark International, Inc. Class A *	495,450
10,000	Linear Technology Corp.	278,100
10,000	Maxwell Technologies, Inc. *	114,000
5,000	MEMC Electronic Materials, Inc. *	49,400
12,000	Microchip Technology, Inc.	332,880
15,000	Micron Technology, Inc. *	127,350

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

June 30, 2010

Shares		Value
60,000	Microsoft Corp.	$1,380,600
10,000	Motorola, Inc. *	65,200
10,000	Nokia Oyj ADR	81,500
12,000	Novellus Systems, Inc. *	304,320
20,000	Nuance Communications, Inc. *	299,000
15,000	NVIDIA Corp. *	153,150
24,000	Oracle Corp.	515,040
7,000	OSI Systems, Inc. *	194,390
12,000	Plantronics, Inc.	343,200
12,000	Plexus Corp. *	320,880
12,000	SAIC, Inc. *	200,880
6,000	SAP AG ADR	265,800
20,000	Seagate Technology *	260,800
20,000	STEC, Inc. *	251,200
15,000	STMicroelectronics N.V.	118,650
20,000	Symantec Corp. *	277,600
15,000	Take-Two Interactive Software, Inc. *	135,000
10,000	Texas Instruments, Inc.	232,800
20,000	Tyco Electronics Ltd.	507,600
10,000	Western Digital Corp. *	301,600
14,000	Western Union Co. (The)	208,740
20,000	Xerox Corp.	160,800
		24,944,895
	MATERIALS (2.7%)
5,500	Agrium, Inc.	269,170
18,000	AK Steel Holding Corp.	214,560
11,000	Alcoa, Inc.	110,660
12,000	AngloGold Ashanti Ltd. ADR	518,160
7,500	ArcelorMittal	200,700
2,000	Arch Chemicals, Inc.	61,480
10,000	Barrick Gold Corp.	454,100
5,000	BHP Billiton Ltd. ADR	309,950
3,000	Cabot Corp.	72,330
15,600	Cemex S.A. de C.V. ADR *	150,852
3,000	Cliffs Natural Resources, Inc.	141,480
5,000	Commercial Metals Co.	66,100
5,000	Cytec Industries, Inc.	199,950
10,000	Dow Chemical Co. (The)	237,200
12,000	E.I. du Pont de Nemours & Co.	415,080
5,000	Freeport-McMoRan Copper & Gold, Inc.	295,650
15,000	Harmony Gold Mining Company Ltd. ADR	158,550

Shares		Value
25,000	Headwaters, Inc. *	$71,000
20,000	Huntsman Corp.	173,400
12,000	International Paper Co.	271,560
3,000	Lubrizol Corp. (The)	240,930
10,000	Mechel ADR	181,400
20,000	Methanex Corp.	393,800
10,000	Mosaic Co. (The)	389,800
12,000	Myers Industries, Inc.	97,080
10,000	Nalco Holding Co.	204,600
7,500	Newmont Mining Corp.	463,050
10,000	OM Group, Inc. *	238,600
8,000	Owens-Illinois, Inc. *	211,600
1,000	POSCO ADR	94,320
2,000	Rio Tinto PLC ADR	87,200
5,000	Sociedad Quimica y Minera de Chile S.A. ADR	163,050
5,000	Sterlite Industries (India) Ltd. ADR	71,200
2,000	Syngenta AG ADR	91,700
20,000	Titanium Metals Corp. *	351,800
12,000	Vale SA ADR	292,200
7,000	Walter Energy, Inc.	425,950
15,000	Yamana Gold, Inc.	154,500
5,000	Zoltek Companies, Inc. *	42,350
		8,587,062
	TELECOMMUNICATION SERVICES (1.5%)
35,000	AT&T, Inc.	846,650
10,000	BT Group PLC ADR	192,100
13,700	CenturyTel, Inc.	456,347
8,000	China Mobile Ltd. ADR	395,280
15,000	Deutsche Telekom AG ADR	175,050
7,500	Millicom International Cellular S.A.	608,025
10,000	PT Telekomunikasi Indonesia ADR	342,300
10,000	Telecom Corporation of New Zealand Ltd. ADR	64,400
20,000	Turkcell Iletisim Hizmetleri AS ADR	259,600
30,000	Verizon Communications, Inc.	840,600
12,000	VimpelCom Ltd. ADR *	194,160
15,000	Vodafone Group PLC ADR	310,050
		4,684,562

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
	UTILITIES (4.2%)
24,000	AES Corp. (The) *	$221,760
20,000	ALLETE, Inc.	684,800
20,000	American Electric Power Company, Inc.	646,000
16,000	American States Water Co.	530,240
14,000	California Water Service Group	499,800
20,000	CenterPoint Energy, Inc.	263,200
20,625	Companhia Energetica de Minas Gerais ADR	302,569
20,000	Dominion Resources, Inc.	774,800
10,000	Energen Corp.	443,300
17,000	Exelon Corp.	645,490
15,000	Ferrellgas Partners, L.P.	344,250
15,000	FirstEnergy Corp.	528,450
20,000	IDACORP, Inc.	665,400
20,000	OGE Energy Corp.	731,200
30,000	Pepco Holdings, Inc.	470,400
10,000	PG&E Corp.	411,000
20,000	Pinnacle West Capital Corp.	727,200
14,000	PPL Corp.	349,300
15,000	Progress Energy, Inc.	588,300
12,000	Sempra Energy	561,480
25,000	Southern Co.	832,000
30,000	TECO Energy, Inc.	452,100
10,000	Veolia Environnement ADR	233,700
30,000	Westar Energy, Inc.	648,300
8,000	Wisconsin Energy Corp.	405,920
30,000	Xcel Energy, Inc.	618,300
		13,579,259

	TOTAL COMMON STOCKS (1) (Cost $158,524,307) (52.3%)	167,152,458

PREFERRED STOCKS (0.6%)

	FINANCIALS (0.6%)
5,000	Citigroup, Inc. 7.50%	565,000
10,000	Ford Motor Company Capital Trust II 6.50%	441,500
20,000	Health Care REIT, Inc. Series F, 7.625% *	491,000

Shares		Value

15,100	HSBC Holdings PLC Series A 6.20% *	$323,895
5,000	MetLife, Inc. Series B 6.50% *	116,300
		1,937,695

	TOTAL PREFERRED STOCKS (1) (Cost $1,991,962) (0.6%)	1,937,695

Principal Amount		Value

U.S. TREASURY OBLIGATIONS (11.2%)
$4,000,000	U.S. Treasury Notes, 4.75%, 3/31/11	$4,132,500
6,589,740	U.S. Treasury Notes, 2.38%, 4/15/11 (2)	6,699,400
6,445,740	U.S. Treasury Notes, 2.00%, 4/15/12 (2)	6,677,387
3,000,000	U.S. Treasury Notes, 2.50%, 3/31/15	3,108,750
3,362,250	U.S. Treasury Notes, 1.88%, 7/15/15 (2)	3,602,597
3,000,000	U.S. Treasury Notes, 3.13%, 5/15/19	3,062,577
8,000,000	U.S. Treasury Notes, 3.63%, 2/15/20	8,452,496

	TOTAL U.S. TREASURY OBLIGATIONS (3) (Cost $33,760,897) (11.2%)	35,735,707

CORPORATE BONDS & NOTES (5.7%)

	BASIC MATERIALS (1.5%)
1,000,000	Alcoa, Inc., Senior Notes, 6.00%, 7/15/13	1,053,185
1,000,000	Cytec Industries, Inc., 8.95%, 7/1/17	1,221,806
1,100,000	Dow Chemical Co. (The), Senior Notes, 8.55%, 5/15/19	1,346,524
1,060,000	Southern Copper Corp., 6.38%, 7/27/15	1,183,835
		4,805,350

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

June 30, 2010

Principal Amount		Value
	CONSUMER, CYCLICAL (0.7%)
$1,000,000	Marriott International, 5.81%, 11/10/15	$1,099,062
1,000,000	Whirlpool Corp., 6.13%, 6/15/11	1,035,556
		2,134,618
	CONSUMER, NON-CYCLICAL (0.7%)
1,000,000	Humana, Inc., Senior Notes, 6.45%, 6/1/16	1,086,374
1,250,000	R. R. Donnelley & Sons Co., Notes, 6.13%, 1/15/17	1,255,375
		2,341,749
	ENERGY (0.3%)
1,000,000	Pacific Energy Partners L.P. / Pacific Energy Finance Corp., 6.25%, 9/15/15	1,039,250

	FINANCIAL (1.1%)
1,000,000	Citigroup, Inc., 6.38%, 8/12/14	1,062,153
1,000,000	General Electric Capital Corp., 5.50%, 11/15/11	1,011,454
750,000	Lehman Brothers Holdings, Inc., 5.63%, 1/24/13 (4)	151,875
1,250,000	ProLogis, 6.25%, 3/15/17	1,190,454
		3,415,936
	INDUSTRIAL (0.9%)
892,000	Commercial Metals Co., Notes, 6.50%, 7/15/17	904,522
1,000,000	Fisher Scientific International, Inc., Senior Subordinated Notes, 6.13%, 7/1/15	1,030,000
700,000	Tyco Electronics Group S.A., Senior Notes, 6.00%, 10/1/12	755,932
		2,690,454
	TECHNOLOGY (0.5%)
1,500,000	National Semiconductor Corp., Senior Notes, 6.15%, 6/15/12	1,606,393

Principal Amount		Value

	TOTAL CORPORATE BONDS & NOTES (3) (Cost $16,885,982) (5.7%)	$18,033,750

CONVERTIBLE CORPORATE BONDS & NOTES (7.7%)
	BASIC MATERIALS (0.3%)
1,000,000	Ferro Corp., Senior Notes, 6.50%, 8/15/13	963,750

	COMMUNICATIONS (1.4%)
1,250,000	Anixter International, Inc., Senior Notes, 1.00%, 2/15/13	1,135,937
1,200,000	Interpublic Group of Cos., Inc., Senior Notes, 4.25%, 3/15/23	1,201,500
1,250,000	Leap Wireless International, Inc. 4.50%, 7/15/14	1,046,875
1,000,000	NII Holdings, Inc. 3.13%, 6/15/12	943,750
		4,328,062
	CONSUMER, CYCLICAL (0.4%)
400,000	Saks, Inc., Senior Notes Convertible, 2.00%, 3/15/24	346,000
1,000,000	Tech Data Corp., Senior Debentures, 2.75%, 12/15/26	1,002,500
		1,348,500
	CONSUMER, NON-CYCLICAL (2.0%)
1,000,000	Charles River Laboratories International, Inc., Senior Notes, 2.25%, 6/15/13	956,250
1,250,000	Cubist Pharmaceuticals, Inc. 2.25%, 6/15/13	1,178,125
1,000,000	Euronet Worldwide, Inc., Senior Debentures, 3.50%, 10/15/25	930,000
1,000,000	Inverness Medical Innovations, Inc., 3.00%, 5/15/16	860,000
1,500,000	LifePoint Hospitals, Inc., Senior Subordinated Debentures, 3.25%, 8/15/25	1,404,375
1,200,000	Omnicare, Inc., 3.25%, 12/15/35	993,000
		6,321,750

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Value
	ENERGY (1.0%)
$1,200,000	Global Industries Ltd., Senior Debentures, 2.75%, 8/1/27	$717,000
500,000	Helix Energy Solutions Group, Inc., Senior Notes, 3.25%, 12/15/25	432,500
1,250,000	SESI LLC, Guaranteed Senior Notes, 1.50%, 12/15/26	1,146,875
1,250,000	Transocean, Inc., Senior Notes Series C, 1.50%, 12/15/37	1,034,375
		3,330,750
	FINANCIAL (0.4%)
1,250,000	NASDAQ OMX Group, Inc. (The), Senior Notes, 2.50%, 8/15/13	1,185,938

	INDUSTRIAL (1.3%)
750,000	AGCO Corp., Senior Subordinated Notes, 1.25%, 12/15/36	709,687
1,020,000	Flextronics International Ltd. 1.00%, 8/1/10	981,750
1,000,000	General Cable Corp., Senior Notes, 1.00%, 10/15/12	840,000
1,000,000	SunPower Corp., Senior Debentures Convertible, 1.25%, 2/15/27	855,000
1,000,000	Suntech Power Holdings Co., Ltd., Senior Notes, 3.00%, 3/15/13	751,250
		4,137,687
	TECHNOLOGY (0.9%)
1,000,000	Micron Technology, Inc., Senior Notes, 1.88%, 6/1/14	878,750
1,250,000	SanDisk Corp., Senior Notes, 1.00%, 5/15/13	1,110,938
1,000,000	Xilinx, Inc., Subordinated Debentures, 3.13%, 3/15/37	911,251
		2,900,939

	TOTAL CONVERTIBLE CORPORATE BONDS & NOTES (3) (Cost $24,001,985) (7.7%)	24,517,376

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.1%)
$413,634	Federal National Mortgage Association, 6.00%, 6/25/16	$429,538
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (3) (Cost $416,478) (0.1%)	429,538
	TOTAL INVESTMENT SECURITIES (1) (77.6%) (Cost $235,581,611)	247,806,524

SHORT-TERM INVESTMENTS (22.0%)
	REPURCHASE AGREEMENTS (22.0%)
70,200,000	With Morgan Stanley, 0.005%, dated 06/30/10, due 07/01/10, delivery value $70,200,010 (collateralized by $72,000,000 U.S. Treasury Notes 1.3750%, due 05/15/13, with a value of $73,046,250)	70,200,000
	TOTAL SHORT-TERM INVESTMENTS (3) (Cost $70,200,000) (22.0%)	70,200,000
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)		1,381,044
NET ASSETS (100%)		$319,387,568
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($319,387,568 ÷ 42,968,260 shares outstanding)		$7.43

*	Non-income producing.
(1)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820-10, Fair Value Measurement and Disclosures.
(2)	Treasury Inflation Protected Security (TIPS).
(3)	Values determined based on Level 2 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.
(4)	Security currently in default.
ADR	American Depositary Receipt.

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Statement of Assets and Liabilities at June 30, 2010 (unaudited)
Assets:
Investment securities, at value (Cost - $235,581,611)	$247,806,524
Repurchase agreement (Cost - $70,200,000)	70,200,000
Cash	172,170
Receivable for securities sold	1,207,161
Interest and dividends receivable	997,314
Other	111,325
Receivable for capital shares sold	88,804
Prepaid expenses	20,777
Total Assets	320,604,075

Liabilities:
Payable for securities purchased	669,520
Payable for capital shares redeemed	210,869
Accrued expenses:
Advisory fee	180,435
Service and distribution plan fees	54,231
Other	101,452
Total Liabilities	1,216,507

Net Assets	$319,387,568
Net assets consist of:
Capital stock, at $1.00 par value (authorized 50,000,000, outstanding 42,968,260 shares)	$42,968,260
Additional paid-in capital	284,923,719
Undistributed net investment income	133,515
Accumulated net realized loss on investments and foreign currency	(20,862,748)
Net unrealized appreciation of investments and foreign currency translations	12,224,822
Net Assets	$319,387,568
Net Asset Value, Offering and Redemption Price per Outstanding Share ($319,387,568 ÷ 42,968,260 shares outstanding)	$7.43

Statement of Operations for the Six Months Ended June 30, 2010 (unaudited)
Investment Income:
Dividends (net of foreign withholding tax of $47,455)	$2,061,547
Interest (net of foreign withholding tax of $900)	1,902,227
Total Income	3,963,774

Expenses:
Advisory fee	1,121,269
Service and distribution plan fees	421,721
Auditing and legal fees	105,688
Printing and postage	62,286
Transfer agent fees	62,056
Custodian fees	35,549
Directors’ fees and expenses	21,224
Registration and filing fees	20,970
Insurance	20,671
Other	22,018
Total Expenses Before Custody Credits and Fees Waived	1,893,452
Less: Legal Fee Reimbursement	(119,259)
Less: Service and Distribution Plan Fees Waived	(84,344)
Less: Custody Credits	(131)
Net Expenses	1,689,718
Net Investment Income	2,274,056
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Exchange Transactions:
Net Realized Gain	8,961,060
Change in Net Unrealized Appreciation/(Depreciation)	(22,383,340)
Net Realized Gain and Change in Net Unrealized Appreciation/ (Depreciation) on Investments and Foreign Exchange Transactions	(13,422,280)
Net Decrease in Net Assets from Operations	$(11,148,224)

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Statement of Changes in Net Assets
for the Six Months Ended June 30, 2010 (unaudited) and for the Year Ended December 31, 2009

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009

Operations:
Net investment income	$2,274,056	$4,743,312
Net realized gain/(loss) on investments and foreign currency	8,961,060	(13,842,418)
Change in net unrealized appreciation/(depreciation)	(22,383,340)	75,271,257
Net increase/(decrease) in net assets from operations	(11,148,224)	66,172,151

Distributions to Shareholders:
Net investment income	(2,223,924)	(4,648,516)

Capital Share Transactions:
Proceeds from sale of shares	16,568,896	31,695,273
Proceeds from reinvestment of dividends to shareholders	1,966,383	4,229,191
Cost of shares redeemed	(25,985,084)	(64,986,456)
Net decrease in net assets from capital share transactions	(7,449,805)	(29,061,992)
Total Increase/(Decrease) in Net Assets	(20,821,953)	32,461,643

Net Assets:
Beginning of period	340,209,521	307,747,878
End of period	$319,387,568	$340,209,521

Undistributed net investment income, at end of period	$133,515	$83,383

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Notes to Financial Statements (unaudited)

1.	Significant Accounting Policies

Value Line Income and Growth Fund, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation: Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities 60 days or less at date of purchase are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

The Board of Directors has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

(B) Fair Value Measurements: In accordance with Financial Accounting Standards Board Accounting Standards Codification (FASB ASC 820-10), Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards (“SFAS”) No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

●	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3 — Inputs that are unobservable.

During the six months ended June 30, 2010, the Fund adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

Value Line Income and Growth Fund, Inc.

June 30, 2010

Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$167,152,458	$0	$0	$167,152,458
Preferred Stocks	1,937,695	0	0	1,937,695
U.S. Treasury Obligations	0	35,735,707	0	35,735,707
Corporate Bonds & Notes	0	18,033,750	0	18,033,750
Convertible Corporate Bonds & Notes	0	24,517,376	0	24,517,376
U.S. Government Agency Obligations	0	429,538	0	429,538
Short Term Investments	0	70,200,000	0	70,200,000
Total Investments in Securities	$169,090,153	$148,916,371	$0	$318,006,524

As of June 30, 2010, there was no significant security transfer activity from Level 1 to Level 2 or from Level 2 to Level 1.

For the six months ended June 30, 2010, there were no Level 3 investments. The types of inputs used to value each security are identified in the Schedule of Investments, which also includes a breakdown of the Schedule’s investments by category.

(C) Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(D) Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(E) Security Transactions and Distributions: Security transactions are accounted for on the date the securities are purchased or sold. Interest income, adjusted for amortization of discount and premium, is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Value Line Income and Growth Fund, Inc.

Notes to Financial Statements (unaudited)

The Fund may invest in Treasury Inflation-Protection Securities (TIPS). The principal value and interest payout of TIPS are periodically adjusted according to the rate of inflation based on the Consumer Price Index. The adjustments for principal and income due to inflation are reflected in interest income in the Statement of Operations.

(F) Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/depreciation on investments.

(G) Representations and Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(H) Accounting for Real Estate Investment Trusts: The Fund owns shares of Real Estate Investment Trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction of cost and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.

(I) Foreign Taxes: The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

(J) Other: On November 4, 2009, the Securities and Exchange Commission (“SEC”), Value Line, Inc. (“Value Line or VLI”), the Distributor and two former directors and officers of Value Line settled a matter related to brokerage commissions charged by the Distributor to certain Value Line mutual funds (“Funds”), from 1986 through November of 2004 involving alleged misleading disclosures provided by Value Line to the Boards of Directors/Trustees and shareholders of the Funds regarding such brokerage commissions. Value Line paid disgorgement, interest and penalty of $43.7 million in connection with the settlement, which amounts are expected to constitute a “Fair Fund” to be distributed to investors in the Funds who were disadvantaged by such brokerage practices. Value Line will bear all costs associated with any Fair Fund distribution, including retaining a third-party consultant approved by the SEC staff to administer any Fair Fund distribution.

On March 11, 2010, VLI and the Boards of Trustees/Directors of the Value Line Funds entered into an agreement pursuant to which VLI will reimburse the Funds in the aggregate amount of $917,302 for various expenses incurred by the Funds in connection with the SEC matter dated November 4, 2009. The receivable for this expense reimbursement was accrued on March 11, 2010 by the applicable Funds that incurred the expenses and will be paid by VLI in twelve monthly installments commencing April 1, 2010. The Fund accrued $119,259 in expense reimbursements from VLI.

Value Line Income and Growth Fund, Inc.

June 30, 2010

(K) Subsequent Events: On July 20, 2010, the Board of Directors of Value Line approved a transaction involving its wholly owned subsidiaries, EULAV Asset Management, LLC (“EULAV”) and EULAV Securities, Inc. (“ESI”). Completion of the transaction is subject to various conditions. If the transaction is completed, Value Line will contribute all of the outstanding stock of ESI to EULAV, EULAV will be converted to a Delaware statutory trust named EULAV Asset Management (“EAM”), Value Line will restructure its ownership of EAM so that it has no voting authority with respect to the election or removal of the trustees of EAM and retains only interests in the revenues and residual profits of EAM and EAM will grant residual profits interests to five individuals selected by the independent directors of Value Line.

Value Line has informed the Boards of Directors/Trustees of the Value Line Funds (the “Fund Board”) that, after the closing of the proposed restructuring, Value Line will no longer control EAM, which will result in the automatic termination of the Fund’s investment advisory agreements in accordance with the requirements of the Investment Company Act of 1940. On July 20, 2010, the Fund Board considered matters relevant to the proposed restructuring and approved new investment advisory agreements between the Funds and EAM to take effect upon the closing of the restructuring. The effectiveness of each investment advisory agreement is also contingent upon approval by shareholders of the applicable Value Line mutual fund. Toward this end, a special shareholder meeting for each Value Line mutual fund will be held at which shareholders as of the record date will vote on the proposed new investment advisory agreements with EAM and to elect three persons as members of the Fund Board. It is anticipated that in September 2010, a proxy statement describing the proposals will be sent to each shareholder of record as of the record date. Shareholders who did not own shares as of the record date will not be entitled to notice of, or to vote at, the special shareholder meetings.

2.	Investment Risks

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Value Line Income and Growth Fund, Inc.

Notes to Financial Statements (unaudited)

3.	Capital Share Transactions, Dividends and Distributions to Shareholders

Transactions in capital stock were as follows:

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009
Shares sold	2,110,694	4,673,973
Shares issued to shareholders in reinvestment of dividends and distributions	251,356	606,961
Shares redeemed	(3,304,786)	(9,517,837)
Net decrease	(942,736)	(4,236,903)
Dividends per share from net investment income.	$0.0516	$0.1021

4.	Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

Six Months Ended June 30, 2010 (unaudited)

Purchases:
U.S. Treasury & Government Agency Obligations	$12,999,176
Other Investment Securities	53,149,817
Total Purchases	$66,148,993
Sales:
U.S. Treasury & Government Agency Obligations	$4,040,740
Other Investment Securities	54,040,032
Total Sales	$58,080,772

5.	Income Taxes

At June 30, 2010, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$305,781,611
Gross tax unrealized appreciation	$27,228,315
Gross tax unrealized depreciation	($15,003,402)
Net tax unrealized appreciation on investments	$12,224,913

6.	Investment Advisory Fees, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $1,121,269 was paid or payable to EULAV Asset Management, LLC (the “Adviser”) for the six months ended June 30, 2010. This was computed at the rate of 0.70% of the first $100 million of the Fund’s average daily net assets plus 0.65% on the excess thereof, and paid monthly. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers and employees of the Fund and pays their salaries.

The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which compensates by EULAV Securities, Inc. (the “Distributor”) for advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2010, fees amounting to $421,721, before fee waivers were accrued under the Plan. Effective March 1, 2009, the Distributor contractually agreed to reduce the fee by 0.05% for a one year period. On March 11, 2010, with an effective date of March 1, 2010, the Distributor contractually agreed to waive 0.05% of the Rule 12b-1 fee for a one year period. The fee waiver amounted to $84,344 for the six months ended June 30, 2010. The Distributor has no right to recoup previously waived amounts.

Value Line Income and Growth Fund, Inc.

June 30, 2010

For the six months ended June 30, 2010, the Fund’s expenses were reduced by $131 under a custody credit arrangement with the custodian.

Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Fund bears all other costs and expenses.

Certain officers, employees and directors of Value Line and/or affiliated companies are also officers and a director of the Fund.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 178,133 shares of the Fund’s capital stock, representing less than 1% of the outstanding shares at June 30, 2010. In addition, officers and directors of the Fund as a group owned 1,287 shares, representing less than 1% of the outstanding shares.

Value Line Income and Growth Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:
	Six Months Ended June 30, 2010 (Unaudited)

			Years Ended December 31,
			2009	2008	2007	2006	2005
Net asset value, beginning of period	$7.75		$6.39	$8.45	$8.57	$8.37	$8.35

Income from investment operations:
Net investment income	0.05		0.10	0.14	0.19	0.19	0.15
Net gains or (losses) on securities (both realized and unrealized)	(0.32)		1.36	(1.94)	0.48	0.73	0.68
Total from investment operations	(0.27)		1.46	(1.80)	0.67	0.92	0.83

Less distributions:
Dividends from net investment income	(0.05)		(0.10)	(0.15)	(0.19)	(0.23)	(0.15)
Distributions from net realized gains	—		—	(0.03)	(0.60)	(0.49)	(0.66)
Return of capital	—		—	(0.08)	—	—	—
Total distributions	(0.05)		(0.10)	(0.26)	(0.79)	(0.72)	(0.81)
Net asset value, end of period	$7.43		$7.75	$6.39	$8.45	$8.57	$8.37
Total return	(3.50	)%(3)	23.07%	(21.52)%	7.84%	11.07%	9.98%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$319,388		$340,210	$307,748	$386,249	$357,950	$276,896
Ratio of expenses to average net assets(1)	1.12	%(4)	1.13%	1.10%	1.05%	1.07%	1.09%
Ratio of expenses to average net assets(2)	1.00	%(4)	1.09%	1.09%	1.04%	1.06%	1.09%
Ratio of net investment income to average net assets	1.35	%(4)	1.49%	1.87%	2.18%	2.21%	1.81%
Portfolio turnover rate	21	%(3)	56%	86%	56%	62%	71%

(1)
Ratio reflects expenses grossed up for custody credit arrangement and grossed up for the waiver of a portion of the service and distribution plan fees by the Distributor and the reimbursement of a portion of the legal fees. The ratio of expenses to average net assets, net of custody credits, but exclusive of the fee waivers would have been 1.09% for the year ended December 31, 2008, 1.04% for the year ended December 31, 2007, 1.06% for the year ended December 31, 2006 and would have been unchanged for the other periods shown.

(2)
Ratio reflects expenses net of the custody credit arrangement and net of the waiver of a portion of the service and distribution plan fees by the Distributor and the reimbursement of a portion of the legal fees.

(3)	Not annualized.

(4)	Annualized.

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Factors Considered by the Board in Approving the Investment Advisory Agreement for Value Line Income and Growth Fund, Inc.

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Directors, including a majority of Directors who are not “interested persons” of Value Line Income And Growth Fund, Inc. (the “Fund”), as that term is defined in the 1940 Act (the “Independent Directors”), annually to consider the investment advisory agreement (the “Agreement”) between the Fund and its investment adviser, EULAV Asset Management, LLC (the “Adviser”). As required by the 1940 Act, the Board requested and the Adviser provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Agreement. At meetings held throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Directors met in executive sessions separately from the non-Independent Director of the Fund and any officers of the Adviser. In selecting the Adviser and approving the continuance of the Agreement, the Independent Directors relied upon the assistance of counsel to the Independent Directors.

Both in the meetings which specifically addressed the approval of the Agreement and at other meetings held during the course of the year, the Board, including the Independent Directors, received materials relating to the Adviser’s investment and management services under the Agreement. These materials included information on: (i) the investment performance of the Fund, compared to a peer group of funds consisting of the Fund and all retail and institutional mixed-asset target allocation moderate funds regardless of asset size or primary channel of distribution (the “Performance Universe”), and its benchmark index, each as classified by Lipper Inc., an independent evaluation service (“Lipper”); (ii) the investment process, portfolio holdings, investment restrictions, valuation procedures, and financial statements for the Fund; (iii) sales and redemption data with respect to the Fund; (iv) the general investment outlook in the markets in which the Fund invests; (v) arrangements with respect to the distribution of the Fund’s shares; (vi) the allocation and cost of the Fund’s brokerage (none of which was effected through any affiliate of the Adviser); and (vii) the overall nature, quality and extent of services provided by the Adviser.

As part of the review of the continuance of the Agreement, the Board requested, and the Adviser provided, additional information in order to evaluate the quality of the Adviser’s services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Directors reviewed information, which included data comparing: (i) the Fund’s management fee rate, transfer agent and custodian fee rates, service fee (including 12b-1 fees) rates, and the rate of the Fund’s other non-management fees, to those incurred by a peer group of funds consisting of the Fund and 10 other retail front-end load and no-load mixed-asset target allocation moderate funds, as selected objectively by Lipper (“Expense Group”), and a peer group of funds consisting of the Fund, the Expense Group and all other retail front-end load and no-load mixed-asset target allocation moderate (excluding outliers), as selected objectively by Lipper (“Expense Universe”); (ii) the Fund’s expense ratio to those of its Expense Group and Expense Universe; and (iii) the Fund’s investment performance over various time periods to the average performance of the Performance Universe as well as the appropriate Lipper Index, as selected objectively by Lipper (the “Lipper Index”). In the separate executive session, the Independent Directors also reviewed information regarding: (a) the financial results and condition of the Adviser’s parent company, the Adviser’s and certain of its affiliates’ profitability from the services that have been performed for the Fund as well as the Value Line family of funds; (b) the Fund’s current investment management staffing; and (c) the Fund’s potential for achieving economies of scale. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the Expense Group, the Expense Universe and the Performance Universe to prepare its information. The Independent Directors also requested and reviewed information provided by the Adviser relating to the settlement of a matter brought by the Securities and Exchange Commission regarding Value Line Securities, Inc.1, the Fund’s principal underwriter and affiliate of the Adviser (the “Distributor”), Value Line, Inc., and two former directors and officers of Value Line, Inc. Value Line, Inc. informed the Board that it and the Adviser continue to have adequate liquid assets, and that the resolution of this matter did not have a materially adverse effect on the ability of the Adviser or the Distributor to perform their respective contracts with the Fund.

1	On May 6, 2009, Value Line Securities, Inc. changed its name to EULAV Securities, Inc. No other change was made to the Distributor’s organization, including its operations and personnel.

Value Line Income and Growth Fund, Inc.

The following summarizes matters considered by the Board in connection with its renewal of the Agreement. However, the Board did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Investment Performance. The Board reviewed the Fund’s overall investment performance and compared it to its Performance Universe and the Lipper Index. The Board noted that the Fund outperformed both the Performance Universe average and the Lipper Index for the three-year, five-year and ten-year periods ended December 31, 2009. The Board also noted that the Fund outperformed the Performance Universe average and performed below the Lipper Index for the one-year period ended December 31, 2009.

The Adviser’s Personnel and Methods. The Board reviewed the background of the portfolio manager responsible for the daily management of the Fund’s portfolio, seeking to achieve the Fund’s investment objectives and adhering to the Fund’s investment strategies. The Independent Directors also engaged in discussions with the Adviser’s senior management responsible for the overall functioning of the Fund’s investment operations. The Board concluded that the Fund’s management team and the Adviser’s overall resources were adequate and that the Adviser had investment management capabilities and personnel essential to performing its duties under the Agreement.

Management Fee and Expenses. The Board considered the Adviser’s fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. The Board noted that, for the most recent fiscal year, the Fund’s management fee rate was slightly higher than that of the Expense Universe average and the Expense Group average.

The Board also considered the Fund’s total expense ratio relative to its Expense Group and Expense Universe averages. The Board noted that the Distributor and the Board previously agreed that the Distributor would contractually waive a portion of the Fund’s Rule 12b-1 fee, effectively reducing the Fund’s Rule 12b-1 fee rate from 0.25% to 0.20% of the Fund’s average daily net assets for the one-year period ending April 30, 2010. The Distributor and the Board have currently agreed to extend this contractual 12b-1 fee waiver through April 30, 2011. Such waiver can not be changed without the Board’s approval during the contractual waiver period. With or without giving effect to this waiver, the Fund’s total expense ratio was less than that of both the Expense Group average and the Expense Universe average. The Board concluded that the average expense ratio was satisfactory for the purpose of approving the continuance of the Agreement for the coming year.

Value Line Income and Growth Fund, Inc.

Nature and Quality of Other Services. The Board considered the nature, quality, cost and extent of other services provided by the Adviser and the Distributor. At meetings held throughout the year, the Board reviewed the effectiveness of the Adviser’s overall compliance program, as well as the services provided by the Distributor. The Board viewed favorably the increased emphasis being placed by the Adviser on its overall compliance program as well as steps being undertaken to enhance the shareholders’ experience with the Fund, such as a more robust website. The Board also reviewed the services provided by the Adviser and its affiliates in supervising third party service providers. Based on this review, the Board concluded that the nature, quality, cost and extent of such other services provided by the Adviser and its affiliates were satisfactory, reliable and beneficial to the Fund’s shareholders.

Profitability. The Board considered the level of profitability of the Adviser and its affiliates with respect to the Fund individually and in the aggregate for all the funds within the Value Line group of funds, including the impact of certain actions taken during prior years. These actions included the Adviser’s reduction (voluntary in some instances and contractual in other instances) of management and/or Rule 12b-1 fees for certain funds, the Adviser’s termination of the use of soft dollar research, and the cessation of trading through the Distributor. The Board concluded that the profitability of the Adviser and its affiliates with respect to the Fund, including the financial results derived from the Fund’s Agreement, were within a range the Board considered reasonable.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits received by the Adviser and its affiliates from their association with the Fund. The Board concluded that potential “fall-out” benefits that the Adviser and its affiliates may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Fund.

Economies of Scale. The Agreement includes a breakpoint applicable to the Adviser’s fee under which the first $100 million of the Fund’s average daily net assets are subject to a fee of 0.70% and any additional assets are subject to a fee of 0.65%. The Board noted that, given the current and anticipated size of the Fund, any additional perceived and potential economies of scale were not yet a significant consideration for the Fund and the addition of additional break points was determined not to be necessary at this time.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by the Adviser and its Affiliates. In addition to comparing the Fund’s management fee rate to unaffiliated mutual funds included in the Fund’s Expense Group and Expense Universe, the Board was informed by the Adviser that the Adviser and its affiliates do not manage any investment companies or other institutional accounts comparable to the Fund.

Conclusion. The Board, in light of the Adviser’s overall performance, considered it appropriate to continue to retain the Adviser as the Fund’s investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Board determined that the Fund’s management fee rate payable to the Adviser under the Agreement does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the management fee rate under the Agreement is fair and reasonable. Further, the Board concluded that the Fund’s Agreement is fair and reasonable and approved the continuation of the Agreement for another year.

Value Line Income and Growth Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Value Line Income and Growth Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund.  Each Director serves as a director or trustee of each of the 14 Value Line Funds.  Each Director serves until his or her successor is elected and qualified.

Name, Address, and DOB	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Interested Director*
Thomas T. Sarkany DOB: June 1946	Director	Since 2008	Director of Mutual Fund Marketing, Director of EULAV Securities, Inc. (the “Distributor”), Secretary of Value Line, Inc. since January 2010 and Director since February 2010.	Value Line, Inc.
Non-Interested Directors
Joyce E. Heinzerling 500 East 77th Street New York, NY 10162 DOB: January 1956	Director	Since 2008	President, Meridian Fund Advisers LLC. (consultants) since April 2009; General Counsel, Archery Capital LLC (private investment fund) until April 2009.	Burnham Investors Trust, since 2004 (4 funds).
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 DOB: October 1931	Director	Since 2000
Professor of History, Williams College, (1961-2002). Professor Emeritus since 2002; President Emeritus since 1994 and President, (1985-1994); Chairman (1993-1997) and Interim President (2002-2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 DOB: October 1935	Director	Since 1997	Professor, Skidmore College since 2008; Visiting Professor of Classics, Williams College, (1999-2008); President Emeritus, Skidmore College since 1999 and President, (1987-1998).	None
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 DOB: April 1939	Director	Since 1985	Chairman, Institute for Political Economy.	None

Value Line Income and Growth Fund, Inc.

Management of the Fund

Name, Address, and DOB	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 DOB: March 1949	Director	Since 1996	Senior Financial Adviser, Veritable L.P. (Investment adviser).	None
Daniel S. Vandivort 59 Indian Head Road Riverside, CT 06878 DOB: July 1954	Director (Chairman of Board since March 2010)	Since 2008	President, Chief Investment Officer, Weiss, Peck and Greer/Robeco Investment Management (2005-2007); Managing Director, Weiss, Peck and Greer, (1995-2005).	None
Officers
Mitchell E. Appel DOB: August 1970	President	Since 2008
President of each of the Value Line Funds since June 2008; Chief Financial Officer of Value Line, Inc. since April 2008 and from September 2005 to November 2007; Treasurer from June 2005 to September 2005; Director since February 2010; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of the Distributor since April 2008 and President since February 2009; President of the Adviser since February 2009.

Howard A. Brecher DOB: October 1953	Vice President and Secretary	Since 2008
Vice President and Secretary of each of the Value Line Funds since June 2008; Chief Legal Officer; Vice President; Director of Value Line, Inc.; Acting Chairman and Acting CEO of Value Line, Inc. since November 2009; Secretary until January 2010; Secretary and Treasurer of the Adviser since February 2009; Vice President, Secretary, Treasurer, General Counsel and a Director of Arnold Bernhard & Co., Inc.

Michael J. Wagner DOB: November 1950	Chief Compliance Officer	Since 2009
Chief Compliance Officer Value Line Funds since June 2009; President of Northern Lights Compliance Service, LLC, (formerly Fund Compliance Services, LLC (2006 – present)) and Senior Vice President (2004 – 2006) and President and Chief Operations Officer (2003 – 2006) of Gemini Fund Services, LLC; Director of Constellation Trust Company until 2008.

Emily D. Washington DOB: January 1979	Treasurer	Since 2008
Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of each of the Value Line Funds since August 2008; Associate Director of Mutual Fund Accounting at Value Line until August 2008.

*	Mr. Sarkany is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his position with the Distributor.

Unless otherwise indicated, the address for each of the above officers is c/o Value Line Funds, 220 East 42nd Street, New York, NY 10017.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s Directors and is available, without charge, upon request by calling 1-800-243-2729 or on the Fund’s website, www.vlfunds.com.

Value Line Income and Growth Fund, Inc.

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Value Line Income and Growth Fund, Inc.

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Value Line Income and Growth Fund, Inc.

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — Value Line U.S. Government Money Market Fund**, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1, 2 or 3 for the year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests in US common stocks of small capitalization companies, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

**	Effective August 19, 2009, The Value Line Cash Fund, Inc. changed its name to the Value Line U.S. Government Money Market Fund, Inc.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from EULAV Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am–5pm CST, Monday–Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 11.	Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.	Exhibits.

	(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

		(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	August 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	August 31, 2010